Label	Element	Value
Shenkman Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Shenkman Short Duration High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short Duration Fund seeks to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Duration Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 40 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 27, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Short Duration Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Short Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	if you redeem your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	if you do not redeem your shares at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Short Duration Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Short Duration Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade securities to include securities with ratings lower than BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield securities.  The Fund generally invests in high yield securities rated CCC or better by S&P or Moody’s, but retains the discretion to invest in even lower rated securities.

The fixed income securities and loans in which the Short Duration Fund expects to invest include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Fund typically focuses on securities that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase).  Duration is a measure of a debt security’s price sensitivity to yield.  Higher duration indicates debt securities that are more sensitive to interest rate changes.  Bonds with shorter duration are typically less sensitive to interest rate changes.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

The Fund may invest up to 20% of its total assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities.  Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks.  The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process.  In order to purchase securities, the Fund may create leverage by borrowing money against a line of credit.  The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.

The Short Duration Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

In selecting the Fund’s investments, the Advisor will employ a multi-faceted, “bottom up” investment approach that utilizes three proprietary analytical tools.  These three tools include: (1) Quadrant Analysis (which categorizes a company into one of four proprietary categories or quadrants), (2) C.Scope® (which assigns each company a credit score) and (3) Relative Value Monitor (which considers a bond’s yield relative to its risk as compared to other similar investments).  These tools are integral to the Advisor in assessing the potential risk and relative value of each investment and also assist the Advisor in identifying companies that are likely to have the ability to meet their interest and principal payments on their debt securities.

Investment candidates are analyzed in depth at a variety of risk levels.  Investments are not made on the basis of one single factor.  Rather, investments are made based on the careful consideration of a variety of factors, including:

•	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)

•	Assessment of the industry’s attractiveness and competitiveness

•	Evaluation of the business, including core strengths and competitive weaknesses

•	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers

•	Quantitative analyses of the company’s financial statements

The Advisor adheres to a rules-based sell discipline to identify early credit deterioration.  The triggering of certain events, including, for example, specific declines in the market value of the issue, results in an immediate review of the credit and may lead to an outright sale.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Short Duration Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Bank Loan Risk.  The Short Duration Fund’s investments in secured and unsecured assignments of bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers whose financial condition may be troubled or highly leveraged, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale).  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short Duration Fund may not be able to make interest or principal payments.

•
Derivatives Risk. The Short Duration Fund may invest in derivative securities for bona fide hedging purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Foreign Securities Risk.  Investments in foreign securities involve certain risks not associated with investments in U.S. companies.  Foreign securities in the Short Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

•
High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”)  typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans.

•
Impairment of Collateral Risk.  The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Short Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Investment Risk.  The Short Duration Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the Short Duration Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•	Management Risk. The Short Duration Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results.

•
Market Risk.  The prices of some or all of the securities in which the Short Duration Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Short Duration Fund to sell these bonds.

•
U.S. Government Obligations Risk. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.  If a government-sponsored entity is unable to meet its obligation, the performance of the Short Duration Fund may be adversely impacted.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Short Duration Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Short Duration Fund.  The bar chart shows changes in the Fund’s Institutional Class performance from year to year and does not reflect the sales charges applicable to Class A and Class C.  If sales charges were included, the returns would be lower than those shown in the bar chart. The table shows how the Fund’s Institutional Class, Class A (reflecting the sales charges), Class C (reflecting the sales charges) and Class F average annual returns for one year and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1-855-SHENKMAN (1-855-743-6562).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Short Duration Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-743-6562
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.shenkmancapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the Fund’s Institutional Class performance from year to year and does not reflect the sales charges applicable to Class A and Class C. If sales charges were included, the returns would be lower than those shown in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Short Duration Fund’s highest return for a calendar quarter was 2.29% (quarter ended September 30, 2013) and the Fund’s lowest return for a calendar quarter was -0.78% (quarter ended September 30, 2014).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(reflecting the sales charges)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 28, 2015, the Advisor has determined to replace the BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index with BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index as a more appropriate comparative index for the Short Duration Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A and Class F will vary to the extent each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).  The after-tax returns are shown only for the Institutional Class; after-tax returns for Class A and Class F will vary to the extent each class has different expenses.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
Shenkman Short Duration High Income Fund | BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index(3) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index(3) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012	[1]
Shenkman Short Duration High Income Fund | BofA Merrill Lynch 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Short Duration High Income Fund | BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Short Duration High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	400
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	400
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Shenkman Short Duration High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[3]
Total Annual Fund Operating Expenses After Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,780
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	708
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,780
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.49%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2014	[4]
Shenkman Short Duration High Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Total Annual Fund Operating Expenses After Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	774
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,788
Label	rr_AverageAnnualReturnLabel	Class F Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.40%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2013	[5]
Shenkman Short Duration High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	786
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,831
Annual Return 2013	rr_AnnualReturn2013	5.08%
Annual Return 2014	rr_AnnualReturn2014	1.59%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.59%	[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[4],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012	[4],[5]
Shenkman Short Duration High Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.08%	[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[4],[5]
Shenkman Short Duration High Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.90%	[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[4],[5]

[1]	Effective January 28, 2015, the Advisor has determined to replace the BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index with BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index as a more appropriate comparative index for the Short Duration Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Short Duration Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[3]	Shenkman Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Short Duration Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.00%, 1.75%, 0.75% and 0.65% of average daily net assets of the Short Duration Fund's Class A shares, Class C shares, Class F shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[4]	The Institutional Class incepted on October 31, 2012, and Class C incepted on January 28, 2014. Class C performance for the period from October 31, 2012 to January 28, 2014, reflects the performance of the Institutional Class, adjusted to reflect Class C fees and expenses.
[5]	The Institutional Class incepted on October 31, 2012, and Class F incepted on May 17, 2013. Class F performance for the period from October 31, 2012 to May 17, 2013, reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.